united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

LELAND CURRENCY STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares		Fair Value

SHORT-TERM INVESTMENTS - 79.9%
MONEY MARKET FUND - 79.9%
11,055,637	Invesco Short Term Investments Trust - Treasury Portfolio
	Institutional Class, to yield 1.76% * (Cost $11,055,637)	$ 11,055,637

	TOTAL INVESTMENTS - 79.9% (Cost 11,055,637) (a)	$ 11,055,637
	OTHER ASSETS IN EXCESS OF LIABILITIES - 20.1%	2,777,247
	NET ASSETS - 100.0%	$ 13,832,884

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,055,637 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ -
	Unrealized depreciation	-
	Net unrealized appreciation	$ -

LELAND REAL ASSET OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares		Fair Value

	COMMON STOCKS - 10.7%
	TRANSPORTATION - 10.7%
295,179	DHT Holdings, Inc.	$1,384,390
220,548	Teekay Corp.	1,709,247
	TOTAL COMMON STOCKS (Cost $2,869,337)	3,093,637

	EXCHANGE TRADED FUNDS -15.0%
	EQUITY FUNDS - 15.0%
322,270	InfraCap MLP ETF	2,355,794
19,866	iShares U.S. Basic Materials ETF	1,966,932
	TOTAL EXCHANGE TRADED FUND (Cost - $5,033,935)	4,322,726

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 63.4%
	DIVERSIFIED REITs - 22.1%
101,236	Colony Capital, Inc.	631,713
148,518	Lexington Realty Trust	1,296,562
190,041	New Residential Investment Corp.	3,323,817
76,198	NorthStar Realty Europe Corp.	1,104,109
		6,356,201
	HEALTH CARE REITs - 6.8%
150,138	New Senior Investment Group, Inc.	1,136,545
26,413	Omega Healthcare Investors, Inc.	818,803
		1,955,348
	HOTEL & RESORT REITs - 4.2%
41,888	Hospitality Properties Trust	1,198,416

	MORTGAGE REITs - 10.3%
35,635	Blackstone Mortgage Trust, Inc.	1,120,008
85,591	Starwood Property Trust, Inc.	1,858,180
		2,978,188
	OFFICE PROPERTY REITs - 3.3%
128,777	VEREIT, Inc.	958,101

	REGIONAL MALL REITs - 9.4%
43,384	GGP, Inc.	886,335
5,004	Simon Property Group, Inc.	851,631
16,407	Taubman Centers, Inc.	964,075
		2,702,041
	SHOPPING CENTERS REITs - 3.9%
65,309	Kimco Realty Corp.	1,109,600

	SINGLE TENANT REITs - 3.4%
121,690	Spirit Realty Capital, Inc.	977,171

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $17,200,613)	18,235,066

	SHORT-TERM INVESTMENTS - 10.1%
	MONEY MARKET FUND - 10.1%
2,917,187	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 2.02% ** (Cost $2,917,187)	2,917,187

	TOTAL INVESTMENTS - 99.2% (Cost $28,021,072) (a)	$28,568,616
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	231,408
	NET ASSETS - 100.0%	$28,800,024

ETF - Exchange Traded Fund
MLP - Master Limited Partnership
* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,333,533 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$925,180
	Unrealized depreciation	(1,690,097)
	Net unrealized depreciation	$(764,917)

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares		Fair Value

	COMMON STOCKS - 94.6%
	AEROSPACE/DEFENSE - 5.0%
870	Boeing Co. #	$291,894
391	General Dynamics Corp. #	72,886
431	Lockheed Martin Corp. #	127,330
285	Northrop Grumman Corp. #	87,695
471	Raytheon Co. #	90,988
1,399	United Technologies Corp. #	174,917
		845,710
	AGRICULTURE - 1.9%
2,342	Altria Group, Inc. #	133,002
678	Archer-Daniels-Midland Co.	31,073
1,941	Philip Morris International, Inc. #	156,716
		320,791
	AIRLINES - 0.4%
1,249	Delta Air Lines, Inc.	61,875

	APPAREL - 0.7%
1,418	NIKE, Inc. #	112,986

	AUTO MANUFACTURERS - 0.8%
4,302	Ford Motor Co.	47,623
1,403	General Motors Co. #	55,278
111	Tesla, Inc. *	38,067
		140,968
	BANKS - 5.3%
6,250	Bank of America Corp.	176,188
615	Bank of New York Mellon Corp.	33,167
474	BB&T Corp.	23,909
1,567	Citigroup, Inc.	104,864
233	Goldman Sachs Group, Inc.	51,393
2,094	JPMorgan Chase & Co.	218,195
745	Morgan Stanley	35,313
287	PNC Financial Services Group, Inc.	38,774
1,015	US Bancorp	50,770
2,981	Wells Fargo & Co.	165,267
		897,840
	BEVERAGES - 2.9%
5,231	Coca-Cola Co. #	229,432
211	Constellation Brands, Inc.	46,182
521	Monster Beverage Corp. *	29,853
1,728	PepsiCo, Inc. #	188,127
		493,594
	BIOTECHNOLOGY - 1.2%
503	Amgen, Inc. #	92,849
589	Celgene Corp. * #	46,778
1,014	Gilead Sciences, Inc. #	71,832
		211,459
	BUILDING MATERIALS - 0.2%
208	Vulcan Materials Co.	26,844

	CHEMICALS - 3.5%
383	Air Products & Chemicals, Inc. #	59,645
215	Celanese Corp.	23,878
3,771	DowDuPont, Inc. #	248,584
227	Eastman Chemical Co.	22,691
468	LyondellBasell Industries NV #	51,410
437	PPG Industries, Inc.	45,330
473	Praxair, Inc. #	74,805
144	Sherwin-Williams Co. #	58,690
		585,033
	COMMERCIAL SERVICES - 1.8%
465	Automatic Data Processing, Inc. #	62,375
457	Ecolab, Inc. #	64,131
1,196	PayPal Holdings, Inc. * #	99,591
426	S&P Global, Inc.	86,857
		312,954

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares		Fair Value

	COMPUTERS - 3.5%
676	Accenture PLC - Cl. A #	$110,587
1,594	Apple, Inc. #	295,065
623	Cognizant Technology Solutions Corp.	49,211
990	International Business Machines Corp. #	138,303
		593,166
	COSMETICS/PERSONAL CARE - 2.1%
1,071	Colgate-Palmolive Co. #	69,412
255	Estee Lauder Cos., Inc.	36,386
3,092	Procter & Gamble Co. #	241,362
		347,160
	DIVERSIFIED FINANCIAL SERVICES - 3.6%
535	American Express Co.	52,430
77	BlackRock, Inc.	38,426
727	Charles Schwab Corp.	37,150
171	CME Group, Inc.	28,030
976	Mastercard, Inc. #	191,804
1,942	Visa, Inc. #	257,218
		605,058
	ELECTRIC - 2.0%
416	American Electric Power Co., Inc.	28,808
261	Consolidated Edison, Inc.	20,353
555	Dominion Energy, Inc.	37,840
631	Duke Energy Corp.	49,899
812	Exelon Corp.	34,591
398	NextEra Energy, Inc.	66,478
414	PG&E Corp.	17,620
423	Public Service Enterprise Group, Inc.	22,901
195	Sempra Energy	22,641
907	Southern Co.	42,003
		343,134
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
1,107	Emerson Electric Co. #	76,538

	ELECTRONICS - 1.1%
1,298	Honeywell International, Inc. #	186,977

	FOOD - 1.2%
658	General Mills, Inc.	29,123
787	Kraft Heinz Co. #	49,439
1,819	Mondelez International, Inc. - Cl. A #	74,579
638	Sysco Corp.	43,569
		196,710
	FOREST PRODUCTS & PAPER - 0.2%
669	International Paper Co.	34,842

	HEALTHCARE-PRODUCTS - 1.8%
1,437	Abbott Laboratories #	87,643
473	Danaher Corp.	46,676
1,111	Medtronic PLC #	95,113
333	Thermo Fisher Scientific, Inc. #	68,978
		298,410
	HEALTHCARE-SERVICES - 1.4%
199	Anthem, Inc.	47,368
757	UnitedHealth Group, Inc. #	185,722
		233,090
	HOUSEHOLD PRODUCTS/WARES - 0.2%
402	Kimberly-Clark Corp.	42,347

	INSURANCE - 2.0%
516	American International Group, Inc.	27,358
1,219	Berkshire Hathaway, Inc. * #	227,526
267	Chubb Ltd.	33,914
529	MetLife, Inc.	23,064
255	Prudential Financial, Inc.	23,845
		335,707

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares		Fair Value

	INTERNET - 7.0%
265	Alphabet, Inc. - Cl. A * #	$299,235
194	Amazon.com, Inc. * #	329,761
46	Booking Holdings, Inc. * #	93,246
1,628	Facebook, Inc. - Cl. A * #	316,353
380	Netflix, Inc. * #	148,743
		1,187,338
	IRON/STEEL - 0.2%
520	Nucor Corp.	32,500

	LODGING - 0.5%
475	Las Vegas Sands Corp.	36,271
328	Marriott International, Inc. #	41,525
		77,796
	MACHINERY-CONSTRUCTION & MINING - 0.8%
1,039	Caterpillar, Inc. #	140,961

	MACHINERY-DIVERSIFIED - 0.4%
494	Deere & Co. #	69,061

	MEDIA - 2.7%
199	Charter Communications, Inc. - Cl. A * #	58,349
5,153	Comcast Corp. #	169,070
1,048	Twenty-First Century Fox, Inc.	52,075
1,681	Walt Disney Co. #	176,186
		455,680
	MINING - 0.4%
2,279	Freeport-McMoRan, Inc.	39,336
847	Newmont Mining Corp.	31,940
		71,276
	MISCELLANEOUS MANUFACTURING - 2.9%
1,022	3M Co. #	201,048
15,336	General Electric Co. #	208,723
536	Illinois Tool Works, Inc. #	74,257
		484,028
	OIL & GAS - 6.2%
510	Anadarko Petroleum Corp.	37,358
146	Andeavor	19,152
376	Apache Corp.	17,578
1,952	Chevron Corp. #	246,791
125	Concho Resources, Inc. *	17,294
1,170	ConocoPhillips #	81,455
526	Devon Energy Corp.	23,123
538	EOG Resources, Inc. #	66,943
3,783	Exxon Mobil Corp. #	312,968
433	Marathon Petroleum Corp.	30,379
717	Occidental Petroleum Corp. #	59,999
471	Phillips 66	52,898
165	Pioneer Natural Resources Co.	31,225
397	Valero Energy Corp.	44,000
		1,041,163
	OIL & GAS SERVICES - 0.9%
853	Halliburton Co.	38,436
1,406	Schlumberger, Ltd. #	94,244
441	TechnipFMC PLC	13,997
		146,677

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares		Fair Value

	PHARMACEUTICALS - 5.9%
1,160	AbbVie, Inc. #	$107,474
1,352	Bristol-Myers Squibb Co. #	74,820
1,224	CVS Health Corp. #	78,764
765	Eli Lilly & Co.	65,277
643	Express Scripts Holding Co. * #	49,646
2,210	Johnson & Johnson #	268,161
253	McKesson Corp.	33,750
2,238	Merck & Co., Inc. #	135,847
4,980	Pfizer, Inc. #	180,674
		994,413
	PIPELINES - 0.5%
1,960	Kinder Morgan, Inc.	34,633
375	ONEOK, Inc.	26,186
727	Williams Cos., Inc.	19,709
		80,528
	RETAIL - 5.7%
485	Costco Wholesale Corp. #	101,355
1,218	Home Depot, Inc. #	237,632
907	Lowe's Cos., Inc. #	86,682
843	McDonald's Corp. #	132,090
1,562	Starbucks Corp. #	76,304
567	Target Corp.	43,160
693	TJX Cos. Inc. #	65,960
1,013	Walgreens Boots Alliance, Inc. #	60,795
1,912	Walmart, Inc. #	163,763
		967,741
	SEMICONDUCTORS - 4.7%
1,107	Applied Materials, Inc. #	51,132
356	Broadcom Inc. #	86,380
4,903	Intel Corp. #	243,728
1,171	Micron Technology, Inc. *	61,407
587	NVIDIA Corp. #	139,060
1,593	QUALCOMM, Inc. #	89,399
1,031	Texas Instruments, Inc. #	113,668
		784,774
	SOFTWARE - 4.5%
686	Activision Blizzard, Inc.	52,356
489	Adobe Systems, Inc. * #	119,223
227	Intuit, Inc.	46,377
3,109	Microsoft Corp. #	306,579
3,191	Oracle Corp. #	140,595
635	salesforce.com, Inc. * #	86,614
		751,744
	TELECOMMUNICATIONS - 4.7%
8,520	AT&T, Inc. #	273,561
1,084	CenturyLink, Inc.	20,206
5,108	Cisco Systems, Inc. #	219,797
395	T-Mobile US, Inc. *	23,601
4,844	Verizon Communications, Inc. #	243,702
262	Zayo Group Holdings, Inc. *	9,558
		790,425
	TRANSPORTATION - 3.4%
1,364	CSX Corp. #	86,996
396	FedEx Corp. #	89,916
522	Norfolk Southern Corp.	78,754
1,315	Union Pacific Corp. #	186,309
1,216	United Parcel Service, Inc. - Cl. B #	129,176
		571,151

	TOTAL COMMON STOCK (Cost $13,661,098)	15,950,449

	REAL ESTATE INVESTMENT TRUSTS - 0.2%
272	American Tower Corp.	39,214
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $29,316)	39,214

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares						Fair Value

	SHORT-TERM INVESTMENTS - 5.8%
	MONEY MARKET FUND - 5.8%
983,347	Invesco Short Term Investments Trust - Treasury Portfolio
	Institutional Class, to yield 1.76% ** (Cost $983,347)					$983,347

	TOTAL INVESTMENTS - 100.6% (Cost $14,673,761) (a)					$16,973,010
	OTHER ASSETS IN EXCESS OF LIABILITIES - (0.6) %					(108,973)
	NET ASSETS - 100.0%					$16,864,037

ETF - Exchange Traded Fund
PLC - Public Limited Company
* Non-income producting security
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.
All or a portion of the security is segregated as collateral for swap contracts at June 30, 2018. Total collateral had a value of $3,843,655 at June 30, 2018.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,702,341 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
					Unrealized appreciation	$2,587,925
					Unrealized depreciation	(317,256)
					Net unrealized appreciation	$2,270,669

SWAP CONTRACTS ***
A list of the outstanding OTC swap agreements held by the Fund at June 30, 2018 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value and Net Unrealized Gain
Societe Generale	Index Swap ~	0.60%	Index Return	7/2/2018	$16,645,395	$(91,041)
Societe Generale	Basket Swap ^	1-Month LIBOR + 0.60%	Basket Return	7/2/2018	2,092,568	(18,891)
	Net Unrealized Loss from Open Swap Contracts					$(109,932)

*** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
~ The Index Swap is made up of the Dow Jones Industrial Average Total Return Index, the S&P 500 Total Return Index and the Nasdaq 100 Total Return Index.

^ The following table represents the individual common stock exposure comprising the Societe Generale Equity Basket Swap as on June 30, 2018.

Societe Generale Equity Basket Swap

Shares	Description				Fair Value	% of Basket
350	Alphabet, Inc. - Cl. A				$395,217	19.0%
255	Amazon.com, Inc.				433,449	20.9%
2,750	Apple, Inc.				509,052	24.5%
150	Boeing Co.				50,327	2.4%
500	Exxon Mobil Corp.				41,365	2.0%
800	Facebook, Inc.				155,456	7.5%
5,000	Microsoft Corp.				493,050	23.7%
					$2,077,916	100.0%

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares		Fair Value

	COMMON STOCKS - 94.8%
	AEROSPACE/DEFENSE - 1.9%
2,148	Boeing Co. #	$720,676
905	Lockheed Martin Corp.	267,364
2,945	United Technologies Corp. #	368,213
		1,356,253
	AGRICULTURE - 0.3%
1,697	Altria Group, Inc.	96,373
1,410	Philip Morris International, Inc.	113,843
		210,216
	BANKS - 0.6%
3,633	Bank of America Corp.	102,414
909	Citigroup, Inc.	60,830
135	Goldman Sachs Group, Inc.	29,777
1,215	JPMorgan Chase & Co.	126,603
1,731	Wells Fargo & Co.	95,967
		415,591
	BEVERAGES - 0.4%
3,796	Coca-Cola Co.	166,493
1,251	PepsiCo, Inc.	136,196
		302,689
	BIOTECHNOLOGY - 0.4%
230	Amgen, Inc.	42,456
843	Illumina, Inc. *	235,441
		277,897
	CHEMICALS - 0.6%
291	Air Products & Chemicals, Inc.	45,317
2,889	DowDuPont, Inc. #	190,443
358	LyondellBasell Industries NV	39,326
334	PPG Industries, Inc.	34,646
361	Praxair, Inc.	57,092
108	Sherwin-Williams Co.	44,018
		410,842
	COMMERCIAL SERVICES - 8.2%
13,279	Automatic Data Processing, Inc. #	1,781,245
1,237	CoStar Group, Inc. * #	510,423
348	Ecolab, Inc.	48,835
21,557	Paypal Holdings, Inc. *#	1,795,051
8,691	Square, Inc. *	535,713
6,683	Total System Services, Inc. #	564,847
6,079	Verisk Analytics, Inc. * #	654,344
		5,890,458
	COMPUTERS - 12.1%
10,957	Accenture PLC #	1,792,456
9,480	Apple, Inc. #	1,754,843
5,735	Check Point Software Technologies Ltd. * #	560,195
22,136	Cognizant Technology Solutions Corp. - Cl. A #	1,748,523
12,211	DXC Technology Co. #	984,329
12,992	International Business Machines Corp. #	1,814,982
4,118	Perspecta, Inc. #	84,625
		8,739,953
	COSMETICS/PERSONAL CARE - 0.3%
776	Colgate-Palmolive Co.	50,293
2,243	Procter & Gamble Co.	175,089
		225,382
	DIVERSIFIED FINANCIAL SERVICES - 9.8%
311	American Express Co.	30,478
25,960	MasterCard, Inc. - Cl. A #	5,101,659
14,494	Visa, Inc. - Cl. A #	1,919,730
		7,051,867
	ELECTRONICS - 0.9%
2,186	Agilent Technologies, Inc.	135,182
2,737	Honeywell International, Inc. #	394,265
534	Waters Corp. *	103,377
		632,824

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares		Fair Value

	FOOD - 0.1%
1,318	Mondelez International, Inc. - Cl. A	$54,038

	FOREST PRODUCTS & PAPER - 0.0% ^
511	International Paper Co.	26,613

	HEALTHCARE-PRODUCTS - 6.2%
574	Align Technology, Inc. *	196,388
4,022	Baxter International, Inc. #	296,984
1,829	Becton Dickinson and Co. #	438,155
8,840	Boston Scientific Corp. * #	289,068
4,548	Danaher Corp. #	448,797
1,502	Edwards Lifesciences Corp. * #	218,646
578	IDEXX Laboratories, Inc. *	125,969
689	Intuitive Surgical, Inc. * #	329,673
10,678	Medtronic PLC #	914,144
2,126	Stryker Corp. #	358,996
3,196	Thermo Fisher Scientific, Inc. #	662,019
1,627	Zimmer Biomet Holdings, Inc.	181,313
		4,460,152
	HEALTHCARE-SERVICES - 5.4%
2,297	Aetna, Inc. #	421,500
1,911	Anthem, Inc. #	454,875
1,262	Centene Corp. *	155,491
1,802	Cigna Corp. #	306,250
2,270	HCA Healthcare, Inc. * #	232,902
880	Humana, Inc. #	261,914
737	Laboratory Corp. of America Holdings *	132,314
919	Quest Diagnostics, Inc.	101,035
7,276	UnitedHealth Group, Inc. #	1,785,094
		3,851,375
	INSURANCE - 0.2%
708	Berkshire Hathaway, Inc. *	132,148

	INTERNET - 14.7%
1,534	Alphabet, Inc. * #	1,732,177
109	Amazon.com, Inc. *	185,278
36,070	eBay, Inc. * #	1,307,898
9,646	Facebook, Inc. * #	1,874,411
2,605	InterActiveCorp *	397,236
1,306	MercadoLibre, Inc. #	390,403
5,145	Netflix, Inc. * #	2,013,907
3,487	Palo Alto Networks, Inc. * #	716,474
29,418	Snap, Inc. *	385,082
16,444	Symantec Corp. #	339,569
27,589	Twitter, Inc. * #	1,204,812
		10,547,247
	MACHINERY - CONTRUCTION & MINING - 0.4%
2,191	Caterpillar, Inc. #	297,253

	MEDIA - 0.1%
1,269	Comcast Corp.	41,636
412	Walt Disney Co.	43,182
		84,818
	MINING - 0.0% ^
1,749	Freeport-McMoRan, Inc.	30,188

	MISCELLANEOUS MANUFACTURING - 1.2%
2,157	3M Co. #	424,325
32,302	General Electric Co. #	439,630
		863,955

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares		Fair Value

	OIL & GAS - 0.8%
299	Anadarko Petroleum Corp.	$21,902
1,147	Chevron Corp.	145,015
686	ConocoPhillips	47,759
316	EOG Resources, Inc.	39,320
2,524	Exxon Mobil Corp.	208,811
421	Occidental Petroleum Corp.	35,229
275	Phillips 66	30,885
232	Valero Energy Corp.	25,713
		554,634
	OIL & GAS SERVICES - 0.1%
501	Halliburton Co.	22,575
826	Schlumberger Ltd.	55,367
		77,942
	PHARMACEUTICALS - 0.5%
533	AbbVie, Inc.	49,382
887	CVS Health Corp.	57,078
1,015	Johnson & Johnson	123,160
1,028	Merck & Co, Inc.	62,400
2,290	Pfizer, Inc.	83,081
		375,101
	RETAIL - 0.3%
298	Home Depot, Inc.	58,140
736	Walgreens Boots Alliance, Inc.	44,171
1,386	Wal-Mart, Inc.	118,711
		221,022
	SEMICONDUCTORS - 2.0%
1,943	Applied Materials, Inc.	89,747
625	Broadcom, Inc.	151,650
8,608	Intel Corp. #	427,904
2,053	Micron Technology, Inc. *	107,659
1,029	NVIDIA Corp.	243,770
705	NXP Semiconductors NV *	77,035
2,799	QUALCOMM, Inc.	157,080
1,810	Texas Instruments, Inc.	199,553
		1,454,398
	SOFTWARE - 24.7%
24,362	Activision Blizzard, Inc. #	1,859,308
7,429	Adobe Systems, Inc. * #	1,811,264
5,838	Akamai Technologies, Inc. *	427,517
2,413	ANSYS, Inc. *	420,296
6,997	Autodesk, Inc. * #	917,237
9,571	Cadence Design Systems, Inc. * #	414,520
2,608	Cerner Corp. *	155,932
3,998	Citrix Systems, Inc. * #	419,150
9,489	Electronic Arts, Inc. * #	1,338,139
8,062	Intuit, Inc. #	1,647,107
50	J2 Global, Inc.	4,331
18,857	Microsoft Corp. #	1,859,489
39,540	Oracle Corp. #	1,742,132
4,612	Red Hat, Inc. * #	619,714
13,628	salesforce.com, Inc. * #	1,858,859
5,315	ServiceNow, Inc. * #	916,678
4,746	Splunk, Inc. *	470,376
5,024	Synopsys, Inc. * #	429,904
3,963	Workday, Inc. * #	479,999
		17,791,952
	TELECOMMUNICATIONS - 1.4%
8,382	AT&T, Inc. #	269,146
1,249	CenturyLink, Inc.	23,281
8,966	Cisco Systems, Inc. #	385,807
304	Liberty Latin America Ltd. *	5,892
936	Sprint Corp. *	5,092
121	Telephone & Data Systems, Inc.	3,318
455	T-Mobile US, Inc. *	27,186
5,579	Verizon Communications, Inc. #	280,679
236	Vonage Holdings Corp. *	3,042
301	Zayo Group Holdings, Inc. *	10,980
		1,014,423

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares						Fair Value

	TRANSPORTATION - 1.2%
835	FedEx Corp.					$189,595
2,772	Union Pacific Corp. #					392,737
2,565	United Parcel Service, Inc. - Cl. B					272,480
						854,812

	TOTAL COMMON STOCK (Cost $61,612,312)					68,206,043

	SHORT-TERM INVESTMENTS - 5.5%
	MONEY MARKET FUND - 5.5%
3,993,610	Invesco Short Term Investments Trust - Treasury Portfolio
	Institutional Class, to yield 1.76% ** (Cost $3,993,610)					3,993,610

	TOTAL INVESTMENTS - 100.3% (Cost $65,605,922) (a)					$72,199,653
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3) %					(216,017)
	NET ASSETS - 100.0%					$71,983,636

ETF- Exchange Traded Fund
PLC - Public Limited Company
^ Rounds to less than 0.1%
* Non-Income producting security
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.
# All or a portion of the security is segregated as collateral for swap contracts at June 30, 2018. Total collateral had a value of $10,401,549 at June 30, 2018.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $65,724,111 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
					Unrealized appreciation	$7,201,142
					Unrealized depreciation	(725,600)
					Net unrealized appreciation	$6,475,542

SWAP CONTRACTS ***
A list of the outstanding OTC swap agreements held by the Fund at June 30, 2018 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value and Net Unrealized Gain (Loss)
Societe Generale	Index Swap ~	0.60%	Index Return	7/2/2018	$68,239,971	$(130,751)
Societe Generale	Basket Swap ^	1-Month LIBOR + 0.60%	Basket Return	7/2/2018	22,328,530	(14,525)
	Net Unrealized Loss from Open Swap Contracts					$(145,276)

*** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
~ The Index Swap is made up of the S&P 500 Total Return Index and the Nasdaq 100 Total Return Index.

^^ The following table represents the individual common stock exposure comprising the Societe Generale Equity Basket Swap as on June 30, 2018.

Societe Generale Equity Basket Swap
Shares	Description				Fair Value	% of Basket
12,500	Accenture PLC				$2,044,875	9.1%
8,500	Adobe Systems, Inc.				2,072,385	9.3%
2,000	Alphabet, Inc.				2,258,380	10.1%
3,000	Automatic Data Processing, Inc.				402,420	1.8%
11,000	Facebook, Inc.				2,137,520	9.5%
15,000	International Business Machines Corp.				2,095,500	9.4%
21,000	Microsoft Corp.				2,070,810	9.3%
6,000	Netflix, Inc.				2,348,580	10.5%
45,000	Oracle Corp.				1,982,700	8.9%
20,000	PayPal Holdings, Inc.				1,665,400	7.4%
8,500	salesforce.com, Inc.				1,159,400	5.2%
16,000	Visa, Inc.				2,119,200	9.5%
					$22,357,170	100.0%

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018
The following is a summary of significant accounting policies followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 in valuing the Funds' investments measured at fair value:

Leland Currency Strategy Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Short-Term Investment	$11,055,637	$-	$-	$11,055,637
Total	$11,055,637	$-	$-	$11,055,637
Derivatives
Forward Foreign Currency Exchange Contracts **	$-	$698,361	$-	$698,361

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Forward Foreign Currency Exchange Contracts **	$-	$829,559	$-	$829,559

Leland Real Asset Opportunities Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$3,093,637	$-	$-	$3,093,637
Exchange Traded Fund	4,322,726	-	-	4,322,726
Real Estate Investment Trusts	18,235,066	-	-	18,235,066
Short-Term Investment	2,917,187	-	-	2,917,187
Total	$28,568,616	$-	$-	$28,568,616

Leland Thomson Reuters Private Equity Index Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$15,950,449	$-	$-	$15,950,449
Real Estate Investment Trusts	39,214	-	-	39,214
Short-Term Investment	983,347	-	-	983,347
Total	$16,973,010	$-	$-	$16,973,010

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Swap Contracts ***	$-	$(109,932)	$-	$(109,932)

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Leland Thomson Reuters Venture Capital Index Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$68,206,043	$-	$-	$68,206,043
Short-Term Investment	3,993,610	-	-	3,993,610
Total	$72,199,653	$-	$-	$72,199,653

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Swap Contracts ***	$-	$(145,276)	$-	$(145,276)

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* See Portfolios of Investments for industry classifications.
** Amount shown represents unrealized gain (loss) at period end.
*** Cumulative appreciation (depreciation) of swap contracts is reported in the above table.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Forward Foreign Currency Exchange Contracts – As foreign securities are purchased, the Funds generally enter into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of June 30, 2018, the amount of unrealized loss on forward foreign currency exchange contracts subject to currency price risk amounted to $131,198 for the Leland Tactical Currency Strategy Fund.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Underlying Investment in Other Investment Companies - The Leland Currency Strategy Fund currency seeks to achieve its investment objective by investing a portion of its assets in STIT Treasury Portfolio, Institutional Class (the "Security"). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security N-CSR’s available at “www.sec.gov” or on the Security’s websites. As of June 30, 2018, the percentage of the Leland Currency Strategy Fund's net assets invested in STIT Treasury Portfolio, Institutional Class was 79.9%.

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing its investment objective. The Funds may hold swaps subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds are subject to equity price risk. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. As of June 30, 2018 the Leland Thomson Reuters Private Equity Index Fund and Leland Thomson Reuters Venture Capital Index Fund had net unrealized losses from open swap contracts in the amount of $109,932 and $145,276 respectively.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 8/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 8/28/2018

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/28/2018